Stock Options and Warrants (Detail) (USD $)	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013	May 31, 2012	May 31, 2011
Stock option and warrant activity
Options and warrants outstanding, Number of Shares	18,146,938	10,327,664	7,473,576
Granted, Number of Shares	17,848,540	11,166,274	3,456,088
Exercised, Number of Shares	(50,000)	(780,000)	(527,500)
Forfeited /expired/ cancelled, Number of Shares	(1,578,645)	(2,567,000)	(74,500)
Options and warrants outstanding, Number of Shares	34,366,833	18,146,938	10,327,664	7,473,576
Outstanding exercisable - Number of Shares	32,570,497	16,253,188
Options and warrants outstanding, Weighted Average Exercise Price	$ 1.65	$ 1.60	$ 1.34
Granted,Weighted Average Exercise Price	$ 0.74	$ 1.61	$ 2.04
Exercised,Weighted Average Exercise Price	$ 1.00	$ 0.26	$ 0.62
Forfeited/expired/cancelled,Weighted Average Exercise Price	$ 1.40	$ 1.73	$ 2.49
Options and warrants outstanding ,Weighted Average Exercise Price	$ 1.19	$ 1.65	$ 1.60	$ 1.34
Outstanding exercisable ,Weighted Average Exercise Price	$ 1.19	$ 1.68
Options and warrants outstanding, Weighted Average Remaining Contractual Life	3 years 5 months 19 days	1 year 10 months 10 days	3 years 2 months 12 days	3 years 10 months 2 days
Outstanding exercisable, Weighted Average Remaining Contractual Life	3 years 5 months 16 days	1 year 7 months 24 days
Options and warrants outstanding , Aggregate Intrinsic Value	$ 140,321	$ 2,308,279	$ 10,495,913
Options and warrants outstanding , Aggregate Intrinsic Value	10,474,005	140,321	2,308,279	10,495,913
Exercisable , Aggregate Intrinsic Value	$ 9,902,708	$ 140,321